Other Current Assets	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Other Current Assets	Other Current Assets

	December 31, 2025	December 31, 2024
Advances to suppliers	$3,643	$3,157
Prepaid expenses and other	5,845	5,879
Derivatives (Note 23)	4,701	—
Note receivable (Note 23)	405	4,678
Value added taxes recoverable	8,004	14,897
	$22,598	$28,611